Consolidated Statements Of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Income Statement [Abstract]
Revenue		$ 614,851		$ 573,703
Cost of revenue (excluding depreciation and amortization)		501,555		482,263
Operating expenses:
Selling, general, and administrative		64,413		57,158
Depreciation and amortization		7,670		10,072
Total operating expenses		72,083		67,230
Income from operations		41,213		24,210
Other (expense) income:
Interest expense, net		(14,413)		(14,199)
Other (expense) income, net		(19,927)		406
Gain (loss) on foreign currency transactions		124		(465)
Income before provision for income taxes and non-controlling interest		6,997		9,952
Income tax (expense)		(2,288)		(2,138)
Net income		4,709		7,814
Net income attributable to non-controlling interest		10,891		19,500
Net loss attributable to common stockholders		$ (6,182)		$ (11,686)
Net loss per share of common stock - basic		$ (0.86)	[1]	$ (4.21)
Net loss per share of common stock - diluted		$ (0.86)	[1]	$ (4.21)
Weighted average shares:
Weighted average number of common shares outstanding - basic	[1]	7,147,534		2,769,234
Weighted average number of common shares outstanding - diluted	[1]	7,147,534		2,769,234

[1]	On February 23, 2026, the Company effected a 1-for-7 reverse stock split (the “Reverse Stock Split”) of each class of its issued and outstanding shares of common stock, in each case with a par value of $0.0001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 35,495,968 shares of Class A common stock and 37,846,102 shares of Class M common stock to 5,070,852 shares of Class A common stock and 5,406,586 shares of Class M common stock, retroactively adjusted for all periods presented. See Note 2(r) for further discussion of the calculation of weighted-average common shares outstanding.